Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

Funded status	December 31, 2020	December 31, 2019
	(in thousands)
Projected benefit obligation	$(43,988)	$(37,036)
Fair value of plan assets	34,612	32,016
Funded status	$(9,376)	$(5,020)
Non-current other liabilities (note 8)	$(9,376)	$(5,020)

Change in benefit obligation	December 31, 2020	December 31, 2019
	(in thousands)
Benefit obligation at beginning of year	$37,036	$30,045
Service cost	100	107
Interest cost	746	867
Plan participants' contributions	22	24
Benefits paid	(724)	(177)
Actuarial loss	5,294	4,756
Foreign currency exchange rate changes	1,514	1,414
Benefit obligation at end of year	$43,988	$37,036

Change in plan assets	December 31, 2020	December 31, 2019
	(in thousands)
Fair value of plan assets at beginning of year	$32,016	$27,297
Actual return on plan assets	2,092	3,504
Employer contributions	109	148
Plan participants' contributions	22	24
Benefits paid	(724)	(177)
Foreign currency exchange rate changes	1,097	1,220
Fair value of plan assets at end of year	$34,612	$32,016

Funded status	December 31, 2020	December 31, 2019
	(in thousands)
Projected benefit obligation	$(8,620)	$(7,047)
Fair value of plan assets	7,601	6,014
Funded status	$(1,019)	$(1,033)
Non-current other liabilities (note 8)	$(1,019)	$(1,033)

Change in benefit obligation	December 31, 2020	December 31, 2019
	(in thousands)
Benefit obligation at beginning of year	$7,047	$5,279
Service cost	139	115
Interest cost	21	40
Plan participants' contributions	81	67
Prior service cost	(23)	—
Transferred balances/(benefits paid)	245	(72)
Actuarial loss	406	1,479
Foreign currency exchange rate changes	704	139
Benefit obligation at end of year	$8,620	$7,047

Change in plan assets	December 31,	December 31,
	2020	2019
	(in thousands)
Fair value of plan assets at beginning of year	$6,014	$4,707
Expected return on plan assets	21	35
Actual return on plan assets	519	1,114
Scheme contributions	105	89
Plan participants' contributions	81	67
Transferred balances/ (benefits paid)	245	(72)
Foreign currency exchange rate changes	616	74
Fair value of plan assets at end of year	$7,601	$6,014

Schedule of Components of Net Periodic Benefit Cost	The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Service cost	$100	$107	$124
Interest cost	746	867	895
Expected return on plan assets	(1,214)	(574)	(624)
Amortization of net loss	160	67	248
Net periodic benefit cost	$(208)	$467	$643
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Service cost	$139	$115	$138
Interest cost	21	40	47
Expected return on plan assets	(21)	(35)	(41)
Amortization of net gain	(6)	(93)	(69)
Amortization of prior service credit	(12)	(9)	(8)
Settlement	—	—	(93)
Net periodic benefit cost/(credit)	$121	$18	$(26)

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018
Discount rate	2.1%	2.9%	2.5%
Rate of compensation increase	3.3%	3.7%	3.7%
Expected rate of return on plan assets	4.0%	2.1%	2.0%
The following assumptions were used in determining the benefit obligation at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Discount rate	1.5%	2.1%
Rate of compensation increase	3.4%	3.3%
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018
Discount rate	0.30%	0.80%	0.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.34%	0.80%	0.80%

The following assumptions were used in determining the benefit obligation at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Discount rate	0.15%	0.30%
Rate of compensation increase	2.00%	2.00%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other comprehensive income	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$5,294	$4,756	$(3,844)
Actuarial (gain)/loss – plan assets	(878)	(2,930)	1,208
Actuarial loss recognized in net periodic benefit cost	(160)	(67)	(248)
Total	$4,256	$1,759	$(2,884)

Other comprehensive income	December 31, 2020	December 31, 2019	December 31, 2018
Actuarial loss/(gain) - benefit obligation	$406	$1,479	$(372)
Actuarial (gain)/loss – plan assets	(519)	(1,114)	240
Prior service credit recognized in net periodic benefit cost	—	—	93
Actuarial gain recognized in net periodic benefit cost	6	93	69
Amortization of net prior service credit	12	9	8
Net prior service cost occurring during the year	(23)	—	(9)
Total	$(118)	$467	$29

Summary of Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds (including 50% high yield bonds)	2.8%
Equities	5.2%
Secured Loans and Multi Asset Credit	3.0%

Schedule of Underlying Asset Split of Fund	The underlying asset split of the fund is shown below.

Asset Category	December 31, 2020	December 31, 2019
Corporate Bonds (including 50% high yield bonds)	40%	40%
Equities	21%	21%
Secured Loans and Multi Asset Credit	39%	39%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2020	December 31, 2019
	(in thousands)
Cash	$11	$17
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	7,460	6,753
L&G Life DC Active Corporate Bond	6,797	6,412
Stone Harbor High Yield Bond Fund	6,861	6,292
Ninety One Global Total Return Credit	3,472	—
Investec Global Total Return Credit Fund	—	3,166
Stone Harbor Multi Asset Credit Portfolio	3,389	3,151
Barings European Loan Fund Buy & Hold	6,622	6,225
	$34,612	$32,016

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2021	$342
2022	258
2023	343
2024	421
2025	458
Years 2026 - 2030	3,700
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2021	$348
2022	342
2023	334
2024	326
2025	377
Years 2025 - 2029	1,587